July 2, 2013

Supplement

SUPPLEMENT DATED JULY 2, 2013 TO THE PROSPECTUS OF
MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Dated February 28, 2013

At a Special Meeting of Stockholders (the "Meeting") held on June 24, 2013, Class W stockholders of Morgan Stanley European Equity Fund Inc. (the "Fund") approved an amendment to the Fund's corporate charter and a plan of reclassification (the "Plan") for the Fund, pursuant to which Class W shares would be reclassified as Class I shares (the "Reclassification"). Upon the Reclassification, each Class W stockholder owns Class I shares having an aggregate value equal to the aggregate value of Class W shares held by that Class W stockholder.

Accordingly, all references to Class W are hereby deleted from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EUGSPT4-0713

July 2, 2013

Supplement

SUPPLEMENT DATED JULY 2, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Dated February 28, 2013

At a Special Meeting of Stockholders (the "Meeting") held on June 24, 2013, Class W stockholders of Morgan Stanley European Equity Fund Inc. (the "Fund") approved an amendment to the Fund's corporate charter and a plan of reclassification (the "Plan") for the Fund, pursuant to which Class W shares would be reclassified as Class I shares (the "Reclassification"). Upon the Reclassification, each Class W stockholder owns Class I shares having an aggregate value equal to the aggregate value of Class W shares held by that Class W stockholder.

Accordingly, all references to Class W are hereby deleted from the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.